UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number: 811-04919
______________________________________________

UBS Series Trust

______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1.   Schedule of Investments

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS - September 30, 2004 (unaudited)

Shares	Security Description	Value ($)

Common Stocks—66.20%
Aerospace & Defense—2.51%
13,900	Boeing Co.	717,518
9,900	Lockheed Martin Corp.	552,222
11,100	Northrop Grumman Corp.	591,963
		1,861,703
Airlines—0.08%
17,300	Delta Air Lines, Inc. (1)*	56,917

Auto Components—0.73%
9,500	Johnson Controls, Inc.	539,695

Banks—4.48%
36,600	Mellon Financial Corp.	1,013,454
10,900	PNC Financial Services Group	589,690
28,800	Wells Fargo & Co.	1,717,344
		3,320,488
Biotechnology—1.05%
14,300	Genzyme Corp. *	778,063

Building Products—1.83%
39,300	Masco Corp.	1,357,029

Chemicals—0.44%
6,900	Eastman Chemical Co. (1)	328,095

Commercial Services & Supplies—0.38%
10,100	Equifax, Inc.	266,236
1,000	Moneygram International, Inc.	17,080
		283,316
Computers & Peripherals—0.39%
15,200	Hewlett-Packard Co.	285,000

Construction Materials—0.91%
14,900	Martin Marietta Materials, Inc.	674,523

Diversified Financials—8.19%
47,600	Citigroup, Inc.	2,100,112
19,700	Federal Home Loan Mortgage Corp.	1,285,228
31,300	J.P. Morgan Chase & Co.	1,243,549
29,200	Morgan Stanley	1,439,560
		6,068,449
Diversified Telecommunication Services—0.60%
17,200	SBC Communications, Inc.	446,340

Electric Utilities—4.10%
14,600	American Electric Power Co., Inc.	466,616
18,700	CMS Energy Corp. *	178,024
4,900	Dominion Resources, Inc.	319,725
28,200	Exelon Corp.	1,034,658
19,700	FirstEnergy Corp.	809,276
11,500	Pepco Holdings, Inc.	228,850
		3,037,149
Electronic Equipment & Instruments—0.78%
12,300	Mettler-Toledo International, Inc. *	580,806

Food & Drug Retailing—1.45%
24,200	Albertson's, Inc. (1)	579,106
32,100	Kroger Co. *	498,192
		1,077,298
Gas Utilities—0.68%
13,900	Sempra Energy	503,041

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

Shares	Security Description	Value ($)

Health Care Equipment & Supplies—1.07%
6,000	Guidant Corp.	396,240
7,600	Medtronic, Inc.	394,440
		790,680
Health Care Providers & Services—3.24%
5,900	Anthem, Inc. *	514,775
3,600	Quest Diagnostics, Inc.	317,592
21,300	UnitedHealth Group, Inc.	1,570,662
		2,403,029
Household Products—1.00%
11,500	Kimberly Clark Corp.	742,785

Insurance—2.91%
11,000	AFLAC, Inc.	431,310
10,300	Allstate Corp.	494,297
1,500	American International Group, Inc.	101,985
7,900	Hartford Financial Services Group, Inc. (1)	489,247
17,100	Willis Group Holdings Ltd.	639,540
		2,156,379
Machinery—2.10%
13,700	Illinois Tool Works, Inc.	1,276,429
4,100	Ingersoll Rand Co., Class A	278,677
		1,555,106
Media—5.42%
11,500	Dex Media, Inc. *	243,455
4,300	Gannett Co., Inc.	360,168
32,100	Interpublic Group Cos., Inc. (1)*	339,939
12,300	Omnicom Group, Inc.	898,638
53,800	Time Warner, Inc. *	868,332
38,100	Viacom, Inc., Class B	1,278,636
1,300	Westwood One, Inc. *	25,701
		4,014,869
Multi-Line Retail—2.10%
25,500	Costco Wholesale Corp.	1,059,780
10,300	Kohl's Corp. *	496,357
		1,556,137
Oil & Gas—3.04%
28,900	Exxon Mobil Corp.	1,396,737
3,900	Kerr-McGee Corp.	223,275
15,300	Marathon Oil Corp.	631,584
		2,251,596
Pharmaceuticals—7.41%
18,500	Allergan, Inc.	1,342,175
18,400	Bristol-Myers Squibb Co.	435,528
9,200	Cephalon, Inc. (1)*	440,680
22,900	Johnson & Johnson	1,289,957
43,300	Mylan Laboratories, Inc. (1)	779,400
32,100	Wyeth Pharmaceuticals	1,200,540
		5,488,280
Road & Rail—1.96%
37,900	Burlington Northern Santa Fe, Inc.	1,451,949

Software—4.14%
33,500	BEA Systems, Inc. *	231,485
6,700	Mercury Interactive Corp. *	233,696
55,500	Microsoft Corp.	1,534,575
62,200	Oracle Corp. *	701,616
20,500	VERITAS Software Co. *	364,900
		3,066,272
Specialty Retail—0.73%
5,800	Advance Auto Parts, Inc. *	199,520
15,400	TJX Cos., Inc.	339,416
		538,936
Wireless Telecommunication Services—2.48%
77,200	Nextel Communications, Inc., Class A (1)*	1,840,448

Total Common Stocks (cost—$50,158,480)		49,054,378

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)		Value ($)

U.S. Government Obligations—3.55%
545	U.S. Treasury Bonds	02/15/14	4.000		540,785
5	U.S. Treasury Bonds	05/15/17	8.750		7,054
255	U.S. Treasury Bonds	05/15/30	6.250		302,653
635	U.S. Treasury Bonds	02/15/31	5.375		680,244
30	U.S. Treasury Notes	04/30/06	2.250		29,913
830	U.S. Treasury Notes	05/31/06	2.500		830,357
235	U.S. Treasury Notes	07/15/09	3.625		237,846
Total U.S. Government Obligations (cost—$2,602,988)					2,628,852

Government National Mortgage Association Certificates—3.76%
1,555	GNMA	06/15/29	6.500		1,644,376
832	GNMA	07/15/29	6.000		866,436
258	GNMA	04/15/31	6.500		272,833

Total Government National Mortgage Association Certificates (cost—$2,751,330)					2,783,645

Federal Home Loan Mortgage Corporation Certificates—2.72%
1,150	FHLMC	07/15/12	5.125		1,207,949
810	FHLMC	01/30/14	5.000		810,790

Total Federal Home Loan Mortgage Corporation Certificates (cost—$1,931,283)					2,018,739

Federal National Mortgage Association Certificates—3.76%
135	FNMA	01/19/07	2.625		133,708
1,166	FNMA	12/01/29	6.500		1,223,335
1,404	FNMA	10/01/33	5.500		1,425,658

Total Federal National Mortgage Association Certificates (cost—$2,741,887)					2,782,701

Collateralized Mortgage Obligations—4.95%
400	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		442,294
76	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class	11/18/29	6.650		82,223
239	FNMA REMIC, Series 2001-57, Class PC	09/25/30	6.500		240,604
429	FNMA REMIC, Series 2001-69, Class PN	04/25/30	6.000		437,589
345	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500		372,897
427	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500		450,793
220	GNMA REMIC, Series 2002-7 Class PE	11/20/30	6.500		221,402
396	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A1	01/11/13	3.357		395,427
359	Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1 **	10/03/15	7.055		397,099
153	Mach One Trust, Commercial Mortgage, Series 2004-1A, Class A1 **	05/28/40	3.890		153,159
350	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.256		377,924
100	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	2.305	‡	100,256

Total Collateralized Mortgage Obligations (cost—$3,649,692)					3,671,667

Asset-Backed Securities—2.22%
293	Conseco Finance Securitizations Corp., Series 2000-1 Class A4	05/01/31	7.620		300,468
365	Conseco Finance Securitizations Corp., Series 2000-5 Class A5	02/01/32	7.700		366,764
95	First Franklin Mortgage Loan, Series 2004 FFB, Class A1	06/25/24	4.166		95,229
173	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	1.990	‡	172,517
200	MMCA Automobile Trust, Series 2001-1, Class B	06/15/07	6.190		201,559
500	WFS Financial Owner Trust, Series 2002-2, Class A4	02/20/10	4.500		509,123

Total Asset-Backed Securities (cost—$1,642,147)					1,645,660

Corporate Bonds—5.05%
Aerospace & Defense—0.16%
45	Boeing Capital Corp.	09/27/10	7.375		52,282
30	Lockheed Martin Corp.	12/01/29	8.500		39,671
25	United Technologies Corp.	05/15/12	6.100		27,565
					119,518
Automobile OEM—0.56%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		116,031
30	Ford Motor Co.	07/16/31	7.450		29,416
115	Ford Motor Credit Co.	01/12/09	5.800		119,196
50	General Motors Acceptance Corp.	09/15/11	6.875		52,451
50	General Motors Acceptance Corp.	11/01/31	8.000		51,750
40	General Motors Corp.	07/15/33	8.375		42,471
					411,315

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO
Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)

Banking-Non-U.S.—0.12%
United Kingdom—0.12%
25	Abbey National PLC	10/26/29	7.950	31,697
25	HSBC Holdings PLC	12/12/12	5.250	25,930
25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	9.118	30,735
				88,362
Banking-U.S.—0.64%
105	Bank of America Corp.	01/15/11	7.400	122,372
40	Bank One Corp.	08/01/10	7.875	47,213
25	CS First Boston USA, Inc.	01/15/09	3.875	24,983
75	J.P. Morgan Chase & Co.	02/01/11	6.750	84,379
30	Wachovia Bank N.A.	08/18/10	7.800	35,337
115	Washington Mutual, Inc.	01/15/07	5.625	120,874
35	Wells Fargo & Co.	08/01/11	6.375	39,022
				474,180
Brokerage—0.32%
90	Goldman Sachs Group, Inc.	01/15/11	6.875	101,637
120	Morgan Stanley	04/15/11	6.750	134,466
				236,103
Cable—0.13%
90	Comcast Cable Communications, Inc.	01/30/11	6.750	99,828

Chemicals—0.18%
70	Dow Chemical Co.	02/01/11	6.125	76,391
60	ICI Wilmington, Inc.	12/01/08	4.375	60,690
				137,081
Consumer Products-NonDurables—0.07%
45	Avon Products, Inc.	11/15/09	7.150	51,612

Diversified Financials—0.19%
141	Citigroup, Inc. **	09/15/14	5.000	141,175

Electric Utilities—0.35%
55	American Electric Power Co., Series A	05/15/06	6.125	57,660
30	Dominion Resources, Inc., Series A	06/15/10	8.125	35,547
25	FirstEnergy Corp., Series B	11/15/11	6.450	27,272
55	FPL Group Capital, Inc.	09/15/06	7.625	59,634
20	Pacific Gas & Electric Co.	03/01/34	6.050	20,356
25	PSEG Power	04/15/11	7.750	29,107
25	Xcel Energy, Inc.	12/01/10	7.000	28,273
				257,849
Energy—0.05%
35	Devon Financing Corp., U.L.C.	09/30/11	6.875	39,489

Energy-Integrated—0.18%
40	ConocoPhillips, Inc.	05/25/10	8.750	49,217
25	Marathon Oil Corp.	03/15/12	6.125	27,173
25	PPL Capital Funding	03/01/09	4.330	24,703
30	TXU Energy Co.	03/15/13	7.000	33,873
				134,966
Entertainment—0.10%
40	Time Warner, Inc.	04/15/31	7.625	46,040
25	Viacom, Inc.	05/15/11	6.625	27,761
				73,801
Finance-NonCaptive Consumer—0.23%
25	Countrywide Home Loans	05/21/08	3.250	24,586
90	Household Finance Corp.	05/15/11	6.750	101,300
45	SLM Corp.	04/10/07	5.625	47,362
				173,248
Finance-NonCaptive Diversified—0.48%
240	General Electric Capital Corp.	06/15/12	6.000	263,676
35	General Electric Capital Corp.	03/15/32	6.750	40,281
50	International Lease Finance Corp.	04/01/09	3.500	48,941
				352,898

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)

Food—0.15%
25	Conagra Foods, Inc.	09/15/11	6.750	28,128
50	Kraft Foods, Inc.	11/01/11	5.625	52,813
25	Unilever Capital Corp.	11/01/10	7.125	28,948
				109,889
Food Processors/Beverage/Bottling—0.11%
50	Miller Brewing Co. **	08/15/13	5.500	52,132
25	Pepsi Bottling Holdings, Inc. **	02/17/09	5.625	26,913
				79,045
Healthcare—0.04%
25	McKesson Corp.	02/01/12	7.750	28,428

Insurance-P&C—0.07%
25	Marsh & McLennan Co., Inc.	03/15/12	6.250	27,684
25	Travelers Property Casualty Corp.	03/15/13	5.000	24,856
				52,540
Machinery-Ag & Construction—0.05%
35	John Deere Capital Corp.	03/15/12	7.000	40,465

Metals & Mining—0.04%
25	Alcoa, Inc.	01/15/12	6.000	27,361

Oil & Gas—0.13%
30	Duke Energy Field Services	08/16/10	7.875	35,309
55	Transocean, Inc	04/15/11	6.625	61,418
				96,727
Paper & Forest Products—0.08%
25	International Paper Co.	09/01/11	6.750	27,858
25	Weyerhaeuser Co.	03/15/32	7.375	28,687
				56,545
Pharmaceuticals—0.07%
25	Bristol-Myers Squibb Co.	10/01/11	5.750	26,809
25	Wyeth Pharmaceuticals	03/15/13	5.250	25,507
				52,316
Real Estate Investment Trusts—0.05%
35	EOP Operating LP	06/15/28	7.250	38,012

Retail—0.16%
25	Federated Department Stores	04/01/11	6.625	27,931
25	Kohl's Corp.	03/01/11	6.300	27,589
55	Wal-Mart Stores, Inc.	08/10/09	6.875	62,376
				117,896
Road & Rail—0.06%
45	Union Pacific Corp.	12/01/06	6.700	48,194

Technology - Software—0.07%
25	Computer Sciences Corp.	04/15/08	3.500	24,926
25	First Data Corp.	11/01/11	5.625	26,734
				51,660
Transportation Services—0.04%
25	ERAC USA Finance Co. **	01/15/11	8.000	29,629

Wireless Telecommunication Services—0.17%
25	AT&T Wireless Services, Inc.	03/01/31	8.750	32,826
55	Verizon New York, Inc., Series A	04/01/12	6.875	61,162
25	Vodafone Group PLC	02/15/30	7.875	31,563
				125,551

Total Corporate Bonds (cost—$3,675,447)				3,745,683

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

Principal
Amount		Maturity	Interest
($000)		Dates	Rates (%)	Value ($)

International Obligations—0.31%
Mexico—0.16%
30	Pemex Project Funding Master Trust	11/15/11	8.000	33,938
75	United Mexican States	12/30/19	8.125	86,062
				120,000
Russia—0.15%
115	Russian Federation **	03/31/30	5.000	110,688

Total International Obligations (cost—$220,261)				230,688

Number of
Shares
($000)

Investment Companies—6.92%
82	UBS High Yield Relationship Fund (4)*			1,466,264
106	UBS US Small Cap Equity Relationship Fund (4)*			3,661,338

Total Investment Companies (cost—$5,003,182)				5,127,602

Principal
Amount
($000)

Repurchase Agreement—1.28%
945	Repurchase Agreement dated 09/30/04 with State Street Bank
	& Trust Co., collateralized by $456,306 U.S. Treasury Bonds,
	7.500% 11/15/16 and $362,536 U.S. Treasury Notes, 1.250%
	due 05/31/05; (value-$964,002); proceeds: $945,043
	(cost—$945,000)	10/01/04	1.650	945,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—3.35%
Money Market Funds†—3.35%
2,081	Barclay Prime Money Market Fund		1.478	2,080,547
398	UBS Private Money Market Fund LLC (4)		1.198	398,353

Total Money Market Funds (cost—$2,478,900)				2,478,900

Total Investments (cost—$77,800,597)(2)(3)—104.07%				77,113,515

*	Non-income producing security.

**	Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities, which represent 1.36% of net assets as of September 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rates shown reflect yield at September 30, 2004.

‡	Floating rate securities. The interest rates shown are the current rates as of September 30, 2004.

(1)	Security, or portion thereof, was on loan at September 30, 2004.

(2)	Includes $2,359,439 of investments in securities on loan, at value.

UBS SERIES TRUST - U.S. ALLOCATION PORTFOLIO

(3)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $3,095,522 and $3,782,604,
respectively, resulting in net unrealized depreciation of investments of $687,082.

(4)	Affiliated Issuer. See table below for more information.

		Shares			Income Earned	Realized
		Purchased During	Shares Sold During		from Affiliate for	Gain During
	Number of	the Nine Months	the Nine Months	Number of	the Nine Months	the Nine Months
Security	Shares held at	Ended	Ended	Shares Held at	Ended	Ended
Description	12/31/2003	09/30/2004	09/30/2004	09/30/2004	09/30/2004	09/30/2004

UBS Private
Money Market	830,000	14,604,662	15,036,309	398,353	$607	-
LLC

UBS US Small
Cap Equity	-	106,030	-	106,030	-	-
Relationship Fund

UBS High Yield
Relationship Fund	-	93,976	11,560	82,416	-	$3,183

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Joseph A. Varnas

Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas

Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Thomas Disbrow

Thomas Disbrow
Treasurer

Date:	November 29, 2004